Income Taxes (Tables) - Predecessor	12 Months Ended
Dec. 31, 2017
Schedule of Domestic and Foreign (loss) Income Before Income Taxes

Domestic and foreign (loss) income before income taxes is as follows for the years ended December 31, 2017 and 2016, respectively:

	2017	2016
	(In thousands)
Domestic	$(76,255)	$20,193
Foreign	60,495	54,291

(Loss) income before income taxes	$(15,760)	$74,484

Schedule of Income Tax Expense

Income tax expense is comprised as follows for the years ended December 31, 2017 and 2016, respectively:

	2017	2016
	(In thousands)
Current:
Foreign	$4,711	$22,193
Federal	306	—
State	57	(105)

Total current income tax expense	5,074	22,088

Deferred:
Foreign	11,294	(5,055)
Federal	220	—
State	—	—

Total deferred income tax expense	11,514	(5,055)

Totals	$16,588	$17,033

Summary of Effective tax rate

The Company’s effective tax rate, as applied to income before income taxes, differ from federal statutory rates as follows for the years ended December 31, 2017 and 2016, respectively:

	2017	2016
Federal statutory rate	—%	—%
State taxes	(0.4)	(0.1)
U.S. Federal tax related to foreign effectively connected income	(3.1)	—
Canadian income tax provision	(0.6)	0.4
Mexico income tax provision	(29.6)	9.1
Undistributed earnings of foreign subsidiaries	(17.9)	2.4
Poland income tax provision	(29.2)	6.7
Czech Republic income tax provision	(1.1)	(0.1)
United Kingdom income tax provision	(0.1)	—
Germany income tax provision	—	(1.8)
Spain income tax provision	(23.2)	6.5

Effective tax rate	(105.2)%	23.1%

Components of Deferred Tax Items

As of December 31, 2017 and 2016, primary components of deferred tax items were as follows:

	2017	2016
	(In thousands)
Deferred tax assets:
Net operating losses	$18,157	$14,300
Equipment and improvements	—	1,124
Intangibles	1,958	20,649
Accrued expenses and other temporary differences	4,134	2,216

	24,249	38,289
Valuation allowance	(15,934)	(11,534)

Deferred tax asset	8,315	26,755

Deferred tax liabilities:
Intangibles	—	(11,087)
Accrued tax on unremitted earnings	(5,992)	—
Equipment and improvements	(4,277)	—
Other temporary differences	—	(5,989)

Deferred tax liability	(10,269)	(17,076)

Net	$(1,954)	$9,679

Schedule of Valuation Allowance Associated with the Deferred Tax Assets

The following table includes the valuation allowance associated with the deferred tax assets including additions recognized as expense in the consolidated statements of operations and comprehensive income (loss) for the years ended December 31, 2017 and 2016.

Valuation allowance
(In thousands)
Beginning balance, January 1, 2016	$10,059
2016 Additions	1,475

December 31, 2016	11,534

2017 Additions	4,400

December 31, 2017	$15,934

Schedule of Net Operating Losses Carryforwards by Country and Years

The following table includes the total net operating losses carryforwards by country and years which they are available to offset future taxable income as of December 31, 2017:

	Net operating losses	Available years
	(In thousands)
Germany	$48,165	Indefinite
Poland	4,254	2020-2022
United Kingdom	2,891	Indefinite
Ireland	7,808	Indefinite
Czech Republic	2,191	2020-2022